                                   SUPPLEMENT
                            DATED SEPTEMBER 22, 2004
                                     TO THE
       STATEMENT OF ADDITIONAL INFORMATION FOR THE ASSET ALLOCATION FUNDS
                DATED MAY 19, 2004 (AS SUPPLEMENTED JUNE 3, 2004)

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED JUNE 16, 2004 TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE ASSET ALLOCATION FUNDS DATED MAY 19, 2004 (AS SUPPLEMENTED JUNE 3, 2004)

On pages 37-38, replace the paragraph labeled RIGHTS OF ACCUMULATION with the following paragraph:

         RIGHTS OF ACCUMULATION Each Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L, and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares, a family member is an owner's spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. Hartford Administrative Services Company ("HASCO"), The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.'s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

On page 38, within the one paragraph labeled LETTER OF INTENT, any reference to "Class A shares" should be changed to read "Class A, Class L and Class E shares".

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                            DATED SEPTEMBER 22, 2004
           TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR THE
       HARTFORD MUTUAL FUNDS DATED MARCH 1, 2004 (AS SUPPLEMENTED JUNE 3,
                2004), AS SUBSEQUENTLY SUPPLEMENTED JULY 19, 2004

(1) Effective November 1, 2004, the first sentence in the second paragraph on page 97 is revised to read as follows:

         HIFSCO pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 1% of the purchase price of Class C shares purchased through dealers.

In addition, effective November 1, 2004, the remainder of the second paragraph on page 97 is deleted.

(2) Effective November 1, 2004, the second full paragraph on page 98 is revised to read as follows:

         CLASS L PLAN Pursuant to the Class L Plan, a Fund may pay HIFSCO a total fee in connection with the servicing of shareholder accounts and distribution-related services attributable to Class L shares, calculated and payable monthly at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The entire fee will be used for distribution-related expenses.

(3) Effective November 1, 2004, HIFSCO has voluntarily agreed for a period of 12 months ending October 31, 2005 (the "Limitation Period") to limit the total operating expenses of the Class A shares of certain funds, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to the following percentages. Therefore, for the Limitation Period, the "Class A" column of the chart on page 84 shall reflect the following percentages:


Advisers Fund                                          1.26%

Capital Appreciation                                   1.29%

Disciplined Equity                                     1.40%

Dividend and Growth                                    1.25%

Equity Income Fund                                     0.51%

Focus Fund                                             1.60%

Global Communications Fund                             1.60%

Global Financial Services Fund                         1.60%

Global Health Fund                                     1.60%

Global Leaders Fund                                    1.48%

Global Technology Fund                                 1.60%

Growth Fund                                            1.33%

Growth Opportunities Fund                              1.36%

High Yield Fund                                        1.35%

Income Fund                                            0.95%

Inflation Plus Fund                                    0.95%

International Capital Appreciation Fund                1.60%

International Opportunities Fund                       1.57%




International Small Company Fund                       1.60%

MidCap Fund                                            1.37%

MidCap Value Fund                                      1.40%

Money Market Fund                                      0.95%

Short Duration Fund                                    0.90%

Small Company Fund                                     1.40%

SmallCap Growth Fund                                   1.40%

Stock Fund                                             1.33%

Tax-Free California Fund                               0.90%

Tax-Free Minnesota Fund                                0.85%

Tax-Free National Fund                                 1.00%

Tax-Free New York Fund                                 0.85%

Total Return Bond Fund                                 1.20%

U.S. Government Securities Fund                        1.15%

Value Fund                                             1.40%

Value Opportunities Fund                               1.40%

Aggressive Growth Allocation Fund                      1.65%

Growth Allocation Fund                                 1.55%

Balanced Allocation Fund                               1.45%

Conservative Allocation Fund                           1.40%

Income Allocation Fund                                 1.25%


In addition, under the column for Class L shares, the percentage for the SmallCap Growth Fund for the Limitation Period shall be 1.25%.

(4) On page 103, replace the paragraph labeled RIGHTS OF ACCUMULATION with the following paragraph:

         RIGHTS OF ACCUMULATION Each Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A, Class L and Class E shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any funds of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. The definition of family member varies depending upon when the purchaser opened the account. For accounts opened on or after August 16, 2004, a family member is the owner's spouse and any minor children living in the owner's household. For accounts opened before August 16, 2004 for Class A shares, a family member is an owner's spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege for Class A, Class L and Class E shares. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. Hartford Administrative Services Company ("HASCO"), The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.'s transfer agent, must be notified by you or your broker each time a qualifying purchase is made.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                 PROSPECTUS SUPPLEMENT DATED SEPTEMBER 22, 2004
               THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES


                THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS A,
              CLASS B AND CLASS C SHARES, DATED MARCH 1, 2004 (AS
                   SUPPLEMENTED JUNE 3, 2004) AS SUBSEQUENTLY
                  SUPPLEMENTED JUNE 16, 2004 AND JUNE 25, 2004
                      ("HARTFORD MUTUAL FUNDS PROSPECTUS")


             THE HARTFORD GLOBAL/INTERNATIONAL FUNDS PROSPECTUS FOR
               CLASS A, CLASS B AND CLASS C SHARES, DATED MARCH 1,
             2004 (AS SUPPLEMENTED MARCH 15, 2004) AS SUBSEQUENTLY
                  SUPPLEMENTED APRIL 1, 2004 AND JUNE 16, 2004
               ("HARTFORD GLOBAL/INTERNATIONAL FUNDS PROSPECTUS)

               THE HARTFORD SMALL CAP, MID CAP AND MULTI CAP FUNDS
              PROSPECTUS FOR CLASS A, CLASS B AND CLASS C SHARES,
              DATED MARCH 1, 2004 (AS SUPPLEMENTED MARCH 15, 2004)
                 AS SUBSEQUENTLY SUPPLEMENTED APRIL 1, 2004 AND
                                  JUNE 16, 2004



              THE HARTFORD FIXED INCOME FUNDS PROSPECTUS FOR CLASS
             A, CLASS B AND CLASS C SHARES, DATED MARCH 1, 2004 (AS
                  SUPPLEMENTED MARCH 15, 2004) AS SUBSEQUENTLY
                  SUPPLEMENTED APRIL 1, 2004 AND JUNE 16, 2004


--------------------------------------------------------------------------------

(1) Effective November 1, 2004, Rule 12b-1 payments for Class A shares for all funds shall be 0.25%. Accordingly, in each fund's expense table in each prospectus, the "Distribution and service (12b-1) fees" for Class A shares shall reflect "0.25%" and footnote (2) shall read, "The Rule 12b-1 plan applicable to Class A shares of the fund provides for payments of a Rule 12b-1 fee of up to 0.35%; however, the board of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%."

In addition, effective November 1, 2004, in each prospectus under the heading "About Your Account; Class A", the second bullet point shall be revised to read, "Distribution and service (12b-1) fees of 0.25%."; and footnote (1) shall be revised to read, "The Rule 12b-1 plan applicable to Class A shares of each fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of the funds has currently authorized Rule 12b-1 payments of only up to 0.25%."

(2) Effective November 1, 2004, HIFSCO has voluntarily agreed for a period of 12 months ending October 31, 2005 to limit the total operating expenses of the Class A shares of certain funds, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to the following percentages:


Advisers Fund                                       1.26%       International Opportunities Fund                1.57%

Capital Appreciation                                1.29%       International Small Company Fund                1.60%

Disciplined Equity                                  1.40%       MidCap Fund                                     1.37%

Dividend and Growth                                 1.25%       MidCap Value Fund                               1.40%

Equity Income Fund                                  0.51%       Money Market Fund                               0.95%

Focus Fund                                          1.60%       Short Duration Fund                             0.90%

Global Communications Fund                          1.60%       Small Company Fund                              1.40%

Global Financial Services Fund                      1.60%       SmallCap Growth Fund                            1.40%

Global Health Fund                                  1.60%       Stock Fund                                      1.33%

Global Leaders Fund                                 1.48%       Tax-Free California Fund                        0.90%

Global Technology Fund                              1.60%       Tax-Free Minnesota Fund                         0.85%

Growth Fund                                         1.33%       Tax-Free National Fund                          1.00%

Growth Opportunities Fund                           1.36%       Tax-Free New York Fund                          0.85%

High Yield Fund                                     1.35%       Total Return Bond Fund                          1.20%

Income Fund                                         0.95%       U.S. Government Securities Fund                 1.15%

Inflation Plus Fund                                 0.95%       Value Fund                                      1.40%

International Capital Appreciation Fund             1.60%       Value Opportunities Fund                        1.40%



(3) Effective November 1, 2004, the front-end sales charge for Class C shares is eliminated. Accordingly, in each fund's expense table, the "Shareholder Fees; Maximum sales charge as a percentage of offering price (load)" for Class C shares shall reflect "1.00%" and "Shareholder Fees; Maximum load imposed on purchases as a percentage of offering price" shall reflect "None".

In addition, effective November 1, 2004, in each prospectus under the heading "About Your Account; Choosing a Share Class; Class C", the first bullet-point and footnote (2) are deleted and replaced by the following:

         "No front-end sales charge."

In addition, effective November 1, 2004, in each prospectus under the heading "About Your Account; How Sales Charges are Calculated", the table reflecting Class C shares Front-End Sales Charge is deleted.

In addition, effective November 1, 2004, in each prospectus under the heading "About Your Account; How Sales Charges are Calculated", the paragraph beginning "Class C sales charges for all funds . . ." shall be revised to read as follows:

         "Class C sales charges are listed below. A front-end sales charge is not assessed on Class C Shares."

In addition, effective November 1, 2004, in each prospectus under the heading "About Your Account; Sales Charge Reductions and Waivers; Waivers for Certain Investors", the paragraph beginning, "Class C shares may be purchased without a front-end sales charge . . ." is deleted.

(4) Effective November 1, 2004, in each prospectus under the heading "About Your Account; Sales Charge Reductions and Waivers; Waivers for Certain Investors", the fifth bullet point beginning with "individuals purchasing shares with the proceeds from an eligible rollover distribution ..." is deleted.

(5) Effective November 1, 2004, in each prospectus under the heading "About Your Account; Opening an Account", the sentence beginning "Minimum investment amounts
.. . ." shall be revised to read as follows:

         Minimum investment amounts may be waived for certain retirement accounts including IRAs and present or former officers, directors and employees and their families of the Hartford, Wellington Management and their affiliates, as well as for certain broker sponsored wrap-fee programs.

(6) In the "Hartford Mutual Funds Prospectus" and in the "Hartford Global/International Funds Prospectus" under the heading "The Hartford International Small Company Fund; Principal Investment Strategy", the first sentence shall be revised to read as follows:

         Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $5 billion.

                                   SUPPLEMENT
                           DATED SEPTEMBER 22, 2004 TO
           THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS L, E, H, M,
                N, Z SHARES, DATED MARCH 1, 2004, AS SUBSEQUENTLY
                           SUPPLEMENTED JUNE 16, 2004

         Effective November 1, 2004, Rule 12b-1 payments for Class L shares for The Hartford SmallCap Growth Fund shall be reduced to 0.25% from 0.45%. Accordingly, on page 10 of the Prospectus, in The Hartford SmallCap Growth Fund's expense table, the "Distribution and service (12b-1) fees" for Class L shares shall reflect 0.25%.

         In addition, on page 10 of the Prospectus, point (2) following The Hartford SmallCap Growth Fund's expense table shall be revised to read as follows:

         (2) HIFSCO has voluntarily agreed to limit the total operating expenses of Class L, Class M, Class N and Class H shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 2.15%, 2.15% and 2.15% respectively. This policy may be discontinued any time.

         In addition, on page 29 of the Prospectus under the heading "About Your Account; Class L", the second bullet point shall be revised to read, "Distribution and service (12b-1) fees of 0.25% for each fund."

                                   SUPPLEMENT
                           DATED SEPTEMBER 22, 2004 TO
            THE HARTFORD MUTUAL FUNDS PROSPECTUS FOR CLASS Y SHARES,
        DATED MARCH 1, 2004, AS SUBSEQUENTLY SUPPLEMENTED MARCH 15, 2004

         On page 119 of the prospectus under the heading "About Your Account; Class Y Share Investor Requirements", this section is revised to read as follows:

         The purchase of Class Y shares is limited to the following investors. Individual investors must invest at least $10 million in Class Y shares of a fund. The following types of institutional investors must invest at least $1 million in Class Y shares of a fund: (1) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (2) banks and insurance companies or other large institutional investors; (3) investment companies; (4) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates; (5) non-profit organizations, charitable trusts, foundations and endowments; and (6) trust companies with assets held in a fiduciary, advisory, custodial or similar capacity over which the trust company has full or shared investment discretion.